Note 7 - Capital Lease Obligations	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

Note 7. Capital Lease Obligations

We lease certain computer equipment under agreements entered into during 2014 that are classified as capital leases. The computer equipment under capital leases is included in furniture and equipment on our condensed consolidated balance sheets and was $88,000 and $64,000 at December 31, 2014 and 2013, respectively. Accumulated depreciation of the leased equipment at December 31, 2014 and 2013 was approximately $44,000 and $18,000, respectively.

The future minimum lease payments required under the capital leases and the present values of the net minimum lease payments, as of December 31, 2014, are as follows:

(in thousands)	Amount
Year ending December 31,
2015	$35
2016	22
2017	7
Total minimum lease payments	64
Less amounts representing interest	(12)
Capital lease obligations, net of interest	52
Less current maturities of capital lease obligations	(29)
Long-term capital lease obligations	$23